DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended	4 Months Ended
	Oct. 30, 2020	Sep. 11, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs	$ 10,534,144
Cash				$ 925,923
Percentage of fair market value				80.00%
Net tangible assets				$ 5,000,001
Maximum period to complete business combination from closing date of ipo				24 months
Redeem public shares, percentage				100.00%
Threshold business days for redemption of public shares				10 days
Interest to pay dissolution expenses				$ 100,000
Working capital			$ 3,443,288	1,260,964
Proceeds from the issuance of Class B common stock to Sponsor				25,000
Proceeds from issuance of promissory note - related party				$ 300,000
Voting Interest [Member]
Description of Organization and Business Operations (Details) [Line Items]
Outstanding voting securities				50.00%
Initial Public Offering
Description of Organization and Business Operations (Details) [Line Items]
Sale of shares (in Shares)	50,000,000
Price per unit (in Dollars per share)	$ 10.00
Amount of Gross proceed from sale of units (in Dollars)	$ 500,000,000
Amount of net proceed from sale of units	500,000,000
Transaction costs	10,534,144			$ 10,534,144
Underwriting fees	10,000,000		10,000,000	10,000,000
Other offering costs	$ 534,144		$ 534,144	$ 534,144
Proceeds from issuance of promissory note - related party		$ 300,000